NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2011
NET INCOME PER SHARE
NET INCOME PER SHARE

16.                              NET INCOME PER SHARE

The following table sets forth the computation of basic and diluted net (loss) income per share for the periods indicated:

	2009	2010	2011

Net income attributable to Qihoo 360 Technology Co. Ltd.	4,189	8,508	15,603
Accretion of Series A shares	815	815	203
Accretion of Series B shares	1,250	1,250	313
Accretion of Series C shares	—	978	255
Undistributed earnings allocated to Series A shares(i)	190	1,040	—
Undistributed earnings allocated to Series B shares(i)	—	906	—
Undistributed earnings allocated to Series C shares(i)	—	—	—
Undistributed earnings allocated to participating unvested shares(i)	401	778	1,124

Net income attributable to Class A and Class B ordinary shareholders for computing basic net income per ordinary share	1,533	2,741	13,708

Net income attributable to nonvested shareholders for computing basic net income per participating unvested shares(i)	401	778	1,124

Accretion of Series A shares	815	815	203
Undistributed earnings allocated to Series A shares(i)	190	1,040	—
Net income attributable to Series A shareholders for computing basic net income per Series A share	1,005	1,855	203

Accretion of Series B shares	1,250	1,250	313
Undistributed earnings allocated to Series B shares(i)	—	906	—
Net income attributable to Series B shareholders for computing basic net income per Series B share	1,250	2,156	313

Accretion of Series C shares	—	978	255
Undistributed earnings allocated to Series C shares(i)	—	—	—
Net income attributable to Series C shareholders for computing basic net income per Series C share	—	978	255

Weighted average ordinary shares outstanding used in computing basic net income per Class A and Class B ordinary share	51,780,932	55,568,041	137,775,752
Weighted average shares used in calculating net income per participating unvested share-basic	13,559,028	15,782,530	11,292,535
Weighted average shares outstanding used in computing basic net income per Series A share	32,603,760	32,603,760	8,356,247
Weighted average shares outstanding used in computing basic net income per Series B share	37,878,789	37,878,789	9,755,085
Weighted average shares outstanding used in computing basic net income per Series C share	—	7,659,818	2,057,209
Weighted average ordinary shares outstanding used in computing diluted net income per Class A and Class B ordinary share(ii)	65,339,960	71,350,571	172,992,515
Net income per Class A and Class B ordinary share-basic	0.03	0.05	0.10
Net income per participating unvested share-basic	0.03	0.05	0.10
Net income per Series A share-basic	0.03	0.06	0.02
Net income per Series B share-basic	0.03	0.06	0.03
Net income per Series C share-basic	NA	0.13	0.12
Net income per Class A and Class B ordinary share-diluted	0.03	0.05	0.09

(i)                                     The net income attributable to Qihoo 360 Technology Co. Ltd was allocated among Class A and Class B ordinary shares, preferred shares and certain nonvested shares (see Note 17) pro rata on the basis of their right to participate in dividends.

(ii)                                  The calculation of the weighted average number of Class A and Class B ordinary shares for the purpose of diluted net income per share has considered the effect of certain potentially dilutive securities. For the year ended December 31, 2011 the incremental weighted average number of 19,578,504 and 4,345,724 ordinary shares from the assumed conversion of Series A shares, Series B shares and Series C shares and exercise of share options using the treasure stock method, respectively, has been included in the dilutive securities.

For the year 2009, 32,603,760 and 37,878,789 ordinary shares resulting from the assumed conversion of Series A shares and Series B shares were excluded as their effect was anti-dilutive.  The effect of the share options were also excluded as the performance condition for the share options has not been met.

For the year 2010, 32,603,760, 37,878,789 and 7,831,467 ordinary shares resulting from the assumed conversion of Series A shares, Series B shares and Series C shares were excluded as their effect was anti-dilutive.  The effect of the share options were also excluded as the performance condition for the share options has not been met.

For the year 2011, 2,552,844 share options were excluded as their effect was anti-dilutive.